Notes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Company Issued and Publicly Sold Unsecured Senior Notes
The Company issued and publicly sold unsecured senior notes, and the details of the USD-denominated tranches are shown below:

	Issue date	Principal amount (US$ million)	Mature date	Effective interest rate
2025 Ten-year Notes	June 30, 2015	500	June 30, 2025	4.22%*
2027 Ten-year Notes	July 6, 2017	600	July 6, 2027	3.73%
2028 March Notes	March 29, 2018	500	March 29, 2028	4.50%
2024 Notes	November 14, 2018	600	May 14, 2024	4.51%*
2024 Notes	December 10, 2018	250	May 14, 2024	4.54%*
2028 November Notes	November 14, 2018	400	November 14, 2028	4.99%
2025 Five-year Notes	April 7, 2020	600	April 7, 2025	3.22%*
2030 April Notes	April 7, 2020	400	April 7, 2030	3.54%
2026 Notes	October 9, 2020	650	April 9, 2026	1.81%
2030 October Notes	October 9, 2020	300	October 9, 2030	2.43%
2027 Five-year Notes	August 23, 2021	300	February 23, 2027	1.73%
2031 Notes	August 23, 2021	700	August 23, 2031	2.49%

*	The 2024 Notes, 2025 Five-year Notes and 2025 Ten-year Notes were fully repaid when they became due.
The details of the RMB-denominated tranches are shown below:

	Issue date	Principal amount (RMB million)	Mature date	Effective interest rate
2030 Five-year Notes	March 12, 2025	7,500	March 12, 2030	2.76%
2035 Notes	March 12, 2025	2,500	March 12, 2035	3.03%
2029 Notes	September 15, 2025	4,400	March 15, 2029	1.96%

Principal Amount and Unamortized Discount and Debt Issuance Costs
The principal amount and unamortized discount and debt issuance costs of the Notes as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Principal amount	36,132	41,415	5,922
Unamortized discount and debt issuance costs	(110)	(105)	(15)

	36,022	41,310	5,907

Long Term Loans Principal Repayments
The following table summarizes the aggregate required repayments of the principal amounts of the Group’s long-term debts (including the notes payable and long-term loans (Note 13) but excluding convertible senior notes (Note 15)), in the succeeding five years and thereafter:

	RMB	US$
	(In millions)
For the years ending December 31,
2026	19,333	2,764
2027	9,042	1,293
2028	6,915	989
2029	4,402	629
2030	12,413	1,775
Thereafter	21,485	3,073